Foreign Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Foreign Operations [Abstract]
Schedule of Revenues by Geographic Area are Attributed by Country of Domicile of Our Subsidiaries	The financial data by geographic area are as follows (in thousands):
	United States	Canada	India	Germany	United Kingdom	Ireland	Eliminations	Total
For the Three months ended March 31, 2023:
Revenues by geographic area	$1,915	$—	$500	$1,155	$90	$1	$(557)	$3,104
Operating (loss) income by geographic area	$(7,364)	$—	$104	$(830)	$(4)	$(89)	$1	$(8,182)
Net (loss) income from continuing operations by geographic area	$(11,532)	$—	$104	$(802)	$(4)	$(89)	$1	$(12,322)
For the Three Months Ended March 31, 2022:
Revenues by geographic area	$1,543	$—	$126	$948	$118	$4	$(90)	$2,649
Operating (loss) income by geographic area	$(7,670)	$—	$39	$(1,418)	$13	$(201)	$—	$(9,237)
Net (loss) income from continuing operations by geographic area	$(9,271)	$—	$39	$(1,373)	$13	$(201)	$10	$(10,783)
As of March 31, 2023:
Identifiable assets by geographic area	$49,052	$—	$704	$20,224	$295	$14	$(40,382)	$29,907
Long lived assets by geographic area	$2,547	$—	$24	$3,084	$1	$3	$—	$5,659
As of December 31, 2022:
Identifiable assets by geographic area	$133,382	$5,484	$682	$19,599	$277	$19	$(102,223)	$57,635
Long lived assets by geographic area	$2,538	$—	$3	$3,308	$1	$4	$—	$5,854
The financial data by geographic area are as follows (in thousands):
	United States	Canada	India	Germany	United Kingdom	Ireland	Philippines	Eliminations	Total	Less Discontinued Operations	Total, Continuing Operations
For the Year Ended December 31, 2022:
Revenues by geographic area	$13,458	$2,061	$1,830	$4,583	$406	$6	165	$(3,091)	$19,418	(8,470)	$10,948
Operating income (loss) by geographic area	$(42,852)	$(7,177)	$208	$(6,121)	$17	$(673)	(99)	$(3)	$(56,700)	27,894	$(28,806)
Net income (loss) by geographic area	$(51,936)	$(7,770)	$138	$(5,982)	$20	$(673)	(101)	$—	$(66,304)	28,075	$(38,229)

For the Year Ended December 31, 2021:
Revenues by geographic area	$10,990	$2,638	$1,626	$3,593	$392	$7	—	$(3,251)	$15,995	(6,368)	$9,627
Operating income (loss) by geographic area	$(60,450)	$(6,451)	$146	$(5,629)	$(2)	$(346)	—	$(11)	$(72,743)	42,922	$(29,821)
Net income (loss) by geographic area	$(57,516)	$(6,882)	$124	$(5,505)	$(5)	$(346)	—	$—	$(70,130)	37,720	$(32,410)

As of December 31, 2022:
Identifiable assets by geographic area	$133,382	$5,484	$682	$19,599	$277	$19	415	$(102,223)	$57,635	—	$57,635
Long lived assets by geographic area	$18,097	$4,788	$101	$3,308	$1	$4	214	$—	$26,513	(20,659)	$5,854
Goodwill by geographic area	$—	$—	$—	$—	$—	$—	—	$—	$—	—	$—

As of December 31, 2021:
Identifiable assets by geographic area	$216,338	$7,191	$675	$20,238	$283	$69	—	$(88,121)	$156,673	—	$156,673
Long lived assets by geographic area	$27,773	$5,864	$181	$4,624	$2	$4	—	$—	$38,448	(25,070)	$13,378
Goodwill by geographic area	$5,915	$480	$—	$1,278	$—	$—	—	$—	$7,673	(5,546)	$2,127